Consolidated Balance Sheets Detail - Property, Plant and Equipment (Detail) (USD $)	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013	Nov. 04, 2013
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount		$ 1,250,000,000		$ 1,000,000,000
Land	26,000,000	108,000,000
Buildings, leasehold improvements and other	423,000,000	905,000,000
BlackBerry operations and other information technology	1,236,000,000	1,297,000,000
Manufacturing equipment, research and development equipment and tooling	211,000,000	566,000,000
Furniture and fixtures	20,000,000	27,000,000
Total	1,916,000,000	2,903,000,000
Accumulated amortization	1,360,000,000	1,767,000,000
Net book value	556,000,000	1,136,000,000
Construction in Progress, Gross	2,000,000	45,000,000
Amortization Expense related to Property, Plant and Equipment	184,000,000	532,000,000	721,000,000
Buildings, leasehold improvements and other [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	1,000,000	34,000,000
BlackBerry operations and other information technology [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross		2,000,000
Manufacturing equipment, research and development equipment and tooling [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 1,000,000	$ 9,000,000